CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (29,372)	$ (14,799)	$ (41,202)
Items not requiring (providing) cash
Amortization	32,386	34,990	32,704
Stock-based compensation (note 23(a) and (e))	6,449	6,956	8,097
Non-cash restructuring and other		(859)	5,911
Tax benefit on stock option deduction		151
Deferred income taxes	(2,903)	(3,374)	282
Loss (gain) on disposal of property, plant and equipment	40	(95)	204
Impairment of intangible assets	11,214
Unrealized foreign exchange loss on restricted cash			15,653
Unrealized foreign exchange loss on term loan			1,215
Changes in non-cash working capital
Accounts receivable	9,067	(35,671)	20,175
Inventories	5,664	(11,399)	15,676
Prepaid expenses and other	4,248	7,104	3,888
Accounts payable, accrued liabilities and obligations	(13,783)	12,116	(14,094)
Deferred revenue and credits	733	480	(810)
Cash flows provided (used) by operating activities	23,743	(4,400)	47,699
Investing activities
Business acquisitions, net of cash acquired (note 5)			(26,493)
Acquisition of OCEANE convertible bonds (note 5)			(104,767)
Decrease in restricted cash			175,820
Purchase of Wavecom S.A. shares (note 24)	(1,787)	(1,553)
Additions to property, plant and equipment	(14,268)	(12,580)	(13,296)
Proceeds from sale of property, plant and equipment	31	99	155
Increase in intangible assets	(3,740)	(3,976)	(6,543)
Net change in short-term investments	17,058	489	(8,773)
Cash flows provided (used) by investing activities	(2,706)	(17,521)	16,103
Financing activities
Proceeds on issuance of term loan			102,716
Repayment of term loan			(103,931)
Financing costs			(3,971)
Issuance of common shares, net of share issue costs	519	1,074	96
Purchase of treasury shares for RSU distribution	(4,472)		(6,417)
Proceeds on exercise of Wavecom options			4,148
Decrease in other long-term obligations	(905)	(2,615)	(2,238)
Cash flows used by financing activities	(4,858)	(1,541)	(9,597)
Effect of foreign exchange rate changes on cash and cash equivalents	(247)	1,414	(9,972)
Cash and cash equivalents, increase (decrease) in the year	15,932	(22,048)	44,233
Cash and cash equivalents, beginning of year	85,443	107,491	63,258
Cash and cash equivalents, end of year	101,375	85,443	107,491
Supplemental disclosures:
Net income taxes paid (received)	(1,926)	1,112	3,514
Net interest paid (received)	32	173	129
Non-cash purchase of property, plant and equipment (funded by obligation under capital lease)	$ 148	$ 227